Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2022
Reportable Segments [Abstract]
Schedule of reportable segments using discrete asset information
	Year Ended December 31, 2022
	Billing and Related Services	Messaging	Total
	U.S. dollars in thousands

Revenues	$13,888	$7,663	$21,551

Operating income	$5,105	$419	$5,524

	Year Ended December 31, 2021
	Billing and Related Services	Messaging	Total
	U.S. dollars in thousands

Revenues	$14,355	$11,976	$26,331

Operating income	$4,818	$2,010	$6,828

	Year Ended December 31, 2020
	Billing and Related Services	Messaging	Total
	U.S. dollars in thousands

Revenues	$14,628	$8,746	$23,374

Operating income	$4,412	$1,051	$5,463